Cover	Aug. 02, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2024
Entity File Number	001-40840
Entity Registrant Name	RBC BEARINGS INCORPORATED
Entity Central Index Key	0001324948
Entity Tax Identification Number	95-4372080
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Tribology Center
Entity Address, City or Town	Oxford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06478
City Area Code	203
Local Phone Number	267-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RBC
Security Exchange Name	NYSE
5.00% Series A Mandatory Convertible
Title of 12(b) Security	5.00% Series A Mandatory Convertible Preferred Stock, par value $0.01 per share
Trading Symbol	RBCP
Security Exchange Name	NYSE